Consolidated balance sheet - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 21,609	€ 20,330
Intangible assets	18,880	18,261
Property, plant and equipment	10,770	10,347
Pension asset for funded schemes in surplus	4,260	5,119
Deferred tax assets	1,049	1,465
Financial assets	1,154	1,198
Other non-current assets	942	974
Non-current assets	58,664	57,694
Current assets
Inventories	5,931	4,683
Trade and other current receivables	7,056	5,422
Current tax assets	381	324
Cash and cash equivalents	4,326	3,415
Other financial assets	1,435	1,156
Assets held for sale	28	2,401
Current assets	19,157	17,401
Total assets	77,821	75,095
Current liabilities
Financial liabilities	5,775	7,252
Trade payables and other current liabilities	18,023	14,861
Current tax liabilities	877	1,365
Provisions	748	480
Liabilities held for sale	4	820
Current liabilities	25,427	24,778
Non-current liabilities
Financial liabilities	23,713	22,881
Non-current tax liabilities	94	148
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	613	831
Unfunded schemes	1,078	1,295
Provisions	550	611
Deferred tax liabilities	4,375	4,530
Other non-current liabilities	270	275
Non-current liabilities	30,693	30,571
Total liabilities	56,120	55,349
Equity
Shareholders’ equity	19,021	17,107
Non-controlling interests	2,680	2,639
Total equity	21,701	19,746
Total liabilities and equity	€ 77,821	€ 75,095